Financial Assets at Fair Value Through Profit or Loss - Summary of Changes in Level 3 Instruments (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	$ 226,056,269
Changes during the period:
Balance at the end of the year	183,936,275
Level 3 | Unlisted Equity Securities
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	16,490,271
Changes during the period:
Exchange difference	(176,394)
Balance at the end of the year	$ 16,666,665